Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Segment Expenses

The following table illustrates significant segment expenses that are regularly provided to the CODM for the years ended December 31, 2025 and 2024:

	Years Ended December 31,
	2025	2024
General and administrative expenses	37,061,557	6,888,041
Payroll and compensation	1,435,000	1,270,000
Research and development	1,215,098	875,975
Total operating expenses	39,711,655	9,034,016